UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
(804) 267-7400

Registrant’s telephone number, including area code:	September 30

Date of fiscal year end:	March 31, 2020

Date of reporting period:

Item #1. Reports to Stockholders.

The E-Valuator Very Conservative (0%-15%)
RMS Fund

The E-Valuator Conservative (15%-30%)
RMS Fund

The E-Valuator Conservative/Moderate
(30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%)
RMS Fund

The E-Valuator Growth (70%-85%)
RMS Fund

The E-Valuator Aggressive Growth
(85%-99%) RMS Fund (collectively, the “E-Valuator Funds”)

INDEX

THE E-VALUATOR FUNDS	The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%)
RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	19.64%
Corporate	13.59%
Convertible	3.58%
Large Cap	2.37%
Corporate High Yield	1.19%
Broad Market	1.00%
Mid Cap	0.63%
Fixed Income Emerging Market	0.53%
Technology	0.49%
International	0.24%
Small Cap	0.03%
Mutual Funds:
Aggregate Bond	24.19%
Bank Loans	7.69%
Emerging Market Stock	3.67%
High Yield Bond	3.36%
Blend Large Cap	3.15%
Growth Large Cap	2.43%
Foreign Government Bond	2.14%
Foreign Aggregate	2.10%
Short Term Corporate Bond	1.96%
Value Large Cap	1.35%
Growth Broad Market	0.78%
Convertible	0.73%
Foreign Blend	0.44%
Blend Mid Cap	0.25%
General Corporate Bond	0.25%
Foreign Growth	0.24%
Value Mid Cap	0.21%
Foreign Value	0.15%
Value Broad Market	0.13%
Blend Small Cap	0.04%
Growth Small Cap	0.03%
Money Market Funds	1.08%
99.66%

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 43.29%

AGGREGATE BOND – 19.64%
iShares Core Total USD Bond Market ETF	27,783	$1,458,608
iShares Ultra Short-Term Bond ETF	11,193	559,090
iShares Yield Optimized Bond ETF	11,537	284,502
Vanguard Intermediate -Term Bond ETF	6,983	623,791
		2,925,991

BROAD MARKET – 1.00%
iShares Core Dividend Growth ETF	4,593	149,686

CONVERTIBLE – 3.58%
iShares Convertible Bond ETF	810	44,032
SPDR Bloomberg Barclays Convertible Securities ETF	10,223	489,273
		533,305

CORPORATE – 13.59%
iShares 0-5 Year Investment Grade Corporate Bond ETF	289	14,491
iShares Intermediate-Term Corporate Bond ETF	16,345	897,667
iShares Short-Term Corporate Bond ETF	5,127	268,450
SPDR Portfolio Short Term Corporate Bond ETF	13,429	406,227
SPDR Portfolio High Yield Bond ETF	6,623	149,415
SPDR Portfolio Corporate Bond ETF	8,832	288,596
		2,024,846

CORPORATE HIGH YIELD – 1.19%
Vanguard Intermediate-Term Corporate Bond ETF	2,032	176,967

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FIXED INCOME EMERGING MARKET – 0.53%
Vanguard Emerging Markets Government Bond ETF	1,120	$78,848

INTERNATIONAL – 0.24%
Vanguard FTSE Developed Markets ETF	517	17,237
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	990	18,246
		35,483

LARGE CAP – 2.37%
iShares Russell Top 200 ETF	1,225	75,399
Schwab U.S. Dividend Equity ETF	1,174	52,807
Schwab U.S. Large-Cap Growth ETF	1,407	112,068
SPDR Portfolio S&P 500 Value ETF	4,344	112,249
		352,523
MID CAP – 0.63%
iShares Russell Mid-Cap Growth ETF	374	45,475
Schwab U.S. Mid-Cap ETF	221	9,317
Vanguard Mid-Cap ETF	76	10,005
Vanguard Mid-Cap Growth ETF	52	6,588
Vanguard Mid-Cap Value ETF	272	22,111
		93,496

SMALL CAP – 0.03%
Vanguard Small-Cap Value ETF	58	5,150

TECHNOLOGY – 0.49%
Invesco QQQ Trust Series I ETF	382	72,733

TOTAL EXCHANGE TRADED FUNDS – 43.29%
(Cost: $6,399,715)		6,449,028

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 55.29%

AGGREGATE BOND – 24.19%
Baird Core Plus Bond Fund Institutional Class	38,262	$439,626
JPMorgan Income Fund Class R6	27,728	233,471
JPMorgan Unconstrained Debt Fund Class R6	99,595	941,175
JPMorgan Short Duration Core Plus Fund R6 Class	15,842	147,967
Lord Abbett Bond Debenture Fund Class R6	42,235	298,178
TIAA-CREF Bond Plus Fund Institutional Class	7,266	75,425
Vanguard Intermediate-Term Bond Index Fund Admiral Class	111,981	1,354,974
Western Asset Income Fund Institutional Class	21,273	113,387
		3,604,203

BANK LOANS – 7.69%
Shenkman Capital Floating Rate High Income Fund Institutional Class	56,879	475,512
T. Rowe Price Institutional Floating Rate Fund	77,338	670,520
		1,146,032

BLEND LARGE CAP – 3.15%
DFA Enhanced US Large Company Portfolio Institutional Class	6,217	67,077
DFA US Large Company Portfolio Institutional Class	4,609	91,299
Fidelity 500 Index Fund	760	68,480
JPMorgan U.S. Research Enhanced Equity Fund Class R6	3,073	67,790
Schwab S&P 500 Index Fund	690	27,384
Vanguard Institutional Index Fund Institutional Class	639	147,279
		469,309

BLEND MID CAP – 0.25%
Vanguard Mid-Cap Index Fund Admiral Shares	224	36,500

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND SMALL CAP – 0.04%
Schwab Small-Cap Index Fund	280	$5,664

CONVERTIBLE – 0.73%
Lord Abbett Convertible Fund Class R6	8,741	109,094

EMERGING MARKET STOCK – 3.67%
TIAA-CREF Emerging Markets Debt Fund Institutional Class	2,689	21,996
Vanguard Emerging Markets Bond Fund Admiral Class	22,776	525,205
		547,201

FOREIGN AGGREGRATE – 2.10%
Dodge & Cox Global Bond Fund	30,536	312,998

FOREIGN BLEND – 0.44%
MFS Research International Fund R6 Class	1,142	17,996
Vanguard Total World Stock Index Fund Admiral Class	2,173	48,231
		66,227

FOREIGN GOVERNMENT BOND – 2.14%
DFA World ex US Government Fixed Income Portfolio Institutional Class	30,599	319,148

FOREIGN GROWTH – 0.24%
Fidelity Advisor International Growth Fund Institutional Class	1,462	19,156
Vanguard International Growth Fund Admiral Class	185	16,046
		35,202

FOREIGN VALUE – 0.15%
Vanguard International Value Fund Investor Class	782	21,636

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GENERAL CORPORATE BOND – 0.25%
JPMorgan Corporate Bond R6 Class	3,756	$37,105

GROWTH LARGE CAP – 2.43%
AB Large Cap Growth Fund Class Z	757	42,330
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	2,647	74,338
JPMorgan Large Cap Growth Fund Class R6	1,871	69,556
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	4,487	140,131
Vanguard U.S. Growth Fund Admiral Class	360	35,285
		361,640

GROWTH BROAD MARKET – 0.78%
American New Perspective Fund R6 Class	3,006	116,169

GROWTH SMALL CAP – 0.03%
JPMorgan Small Cap Growth Fund R6 Class	144	2,322
Vanguard Small-Cap Growth Index Fund Institutional Class	54	2,286
		4,608

HIGH YIELD BOND – 3.36%
AB FlexFee High Yield Portfolio Advisor Class	7,414	60,497
Vanguard High-Yield Corporate Fund Admiral Class	83,592	439,692
		500,189

SHORT TERM CORPORATE BOND – 1.96%
Vanguard Short-Term Corporate Bond Index Fund Institutional Class	11,181	292,379

VALUE BROAD MARKET – 0.13%
JPMorgan Growth and Income Fund R6 Class	453	19,153

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 1.35%
JPMorgan Equity Income Fund Class R6	3,563	$52,267
Vanguard Value Index Fund Institutional Class	4,278	148,743
		201,010

VALUE MID CAP – 0.21%
MFS Mid Cap Value Fund R6 Class	1,070	18,820
Vanguard Mid-Cap Value Index Fund Admiral Class	297	12,508
		31,328

TOTAL MUTUAL FUNDS – 55.29%
(Cost: $8,363,792)		8,236,795

MONEY MARKET FUNDS – 1.08%
Federated Institutional Prime Obligations Fund Institutional Class 0.82%*	160,947	160,850
(Cost: $160,850)

TOTAL INVESTMENTS – 99.66%
(Cost: $14,924,357)		14,846,673
Other assets, net of liabilities – 0.34%		51,102
NET ASSETS – 100.00%		$14,897,775

*Effective 7 day yield as of March 31, 2020

SEMI-ANNUAL REPORT

The E-Valuator Conservative (15%-30%)
RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	15.68%
Aggregate Bond	13.96%
Large Cap	7.23%
Convertible	3.24%
International	0.98%
Mid Cap	0.96%
Broad Market	0.92%
Technology	0.86%
Global Markets	0.77%
Small Cap	0.30%
Fixed Income Emerging Markets	0.07%
Mutual Funds:
Aggregate Bond	24.21%
Blend Large Cap	6.23%
Emerging Market Stock	4.52%
High Yield Bond	3.42%
Value Large Cap	3.25%
Foreign Government Bond	2.48%
Foreign Blend	2.21%
Bank Loans	1.78%
Growth Large Cap	1.62%
Blend Mid Cap	1.09%
Convertible	0.90%
Foreign Growth	0.79%
Growth Broad Market	0.76%
Value Mid Cap	0.55%
Foreign Aggregate	0.52%
Blend Small Cap	0.48%
General Corporate Bond	0.25%
Foreign Value	0.21%
Growth Small Cap	0.15%
Value Broad Market	0.05%
Value Small Cap	0.05%
100.49%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 44.97%

AGGREGATE BOND – 13.96%
iShares Core Total USD Bond Market ETF	118,064	$6,198,360
iShares Ultra Short-Term Bond ETF	17,516	874,924
		7,073,284
BROAD MARKET – 0.92%
iShares Core Dividend Growth ETF	14,302	466,102

CONVERTIBLE – 3.24%
iShares Convertible Bond ETF	1,403	76,267
SPDR Bloomberg Barclays Convertible Securities ETF	32,658	1,563,012
		1,639,279

CORPORATE – 15.68%
iShares 0-5 Year Investment Grade Corporate Bond ETF	961	48,185
SPDR Portfolio Short Term Corporate Bond ETF	102,220	3,092,155
SPDR Portfolio High Yield Bond ETF	1,153	26,012
SPDR Portfolio Corporate Bond ETF	146,295	4,780,394
		7,946,746

FIXED INCOME EMERGING MARKET – 0.07%
Vanguard Emerging Markets Government Bond ETF	488	34,355

GLOBAL MARKETS – 0.77%
iShares Global 100 ETF	2,943	131,434
iShares MSCI World ETF	3,308	257,792
		389,226

INTERNATIONAL – 0.98%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	3,171	72,502
iShares International Select Dividend ETF	4,590	103,734
Renaissance International IPO ETF	1,392	29,747
Vanguard FTSE Developed Markets ETF	4,568	152,297

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	1,516	$35,035
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	5,578	102,803
		496,118

LARGE CAP – 7.23%
iShares Russell Mid-Cap Growth ETF	3,136	381,306
iShares Russell Top 200 ETF	4,170	256,663
Schwab U.S. Dividend Equity ETF	3,534	158,959
Schwab U.S. Large-Cap Growth ETF	7,123	567,347
SPDR Portfolio S&P 500 Value ETF	24,953	644,786
SPDR S&P 500 Growth ETF	40,514	1,447,970
Vanguard Mega Cap Value ETF	3,131	206,677
		3,663,708
MID CAP – 0.96%
Schwab U.S. Mid-Cap ETF	2,410	101,606
Vanguard Mid-Cap ETF	384	50,554
Vanguard Mid-Cap Growth ETF	808	102,365
Vanguard Mid-Cap Value ETF	2,827	229,807
		484,332
SMALL CAP – 0.30%
Vanguard Small-Cap ETF	443	51,140
Vanguard Small-Cap Value ETF	1,152	102,298
		153,438

TECHNOLOGY – 0.86%
Invesco QQQ Trust Series I ETF	2,309	439,634

TOTAL EXCHANGE TRADED FUNDS – 44.97%
(Cost: $22,362,651)		22,786,222

MUTUAL FUNDS – 55.52%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
AGGREGATE BOND – 24.21%
Baird Core Plus Bond Fund Institutional Class	99,298	$1,140,928
John Hancock Bond Fund R6 Class	8,247	130,133
JPMorgan Income Fund R6 Class	80,678	679,310
JPMorgan Unconstrained Debt Fund R6 Class	286,092	2,703,568
Lord Abbett Bond Debenture Fund R6 Class	54,912	387,677
TIAA-CREF Bond Plus Fund Institutional Class	12,557	130,340
Vanguard Intermediate-Term Bond Index Fund Admiral Class	586,487	7,096,492
		12,268,448

BANK LOANS – 1.78%
Shenkman Capital Floating Rate High Income Fund Institutional Class	106,756	892,483
T. Rowe Price Institutional Floating Rate Fund	1,029	8,923
		901,406

BLEND LARGE CAP – 6.23%
DFA Enhanced US Large Company Portfolio Institutional Class	2,414	26,048
DFA US Large Company Portfolio Institutional Class	80,893	1,602,481
Fidelity 500 Index Fund	3,454	311,102
JPMorgan U.S. Research Enhanced Equity Fund Class R6	9,396	207,274
Schwab S&P 500 Index Fund	5,874	233,243
Vanguard Institutional Index Fund Institutional Class	3,368	776,515
		3,156,663

BLEND MID CAP – 1.09%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	29,162	246,707
Vanguard Mid-Cap Index Fund Admiral Shares	1,866	304,366
		551,073

BLEND SMALL CAP – 0.48%
Schwab Small-Cap Index Fund	12,140	245,461

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CONVERTIBLE – 0.90%
Lord Abbett Convertible Fund Class R6	36,335	$453,465

EMERGING MARKET STOCK – 4.52%
American Funds New World Fund F3 Class	1,833	100,666
JPMorgan Emerging Markets Equity Fund R6 Class	4,730	120,423
Harbor Global Leaders Fund Institutional Class	11,475	291,579
TIAA-CREF Emerging Markets Debt Fund Institutional Class	217,614	1,780,086
		2,292,754

FOREIGN AGGREGRATE – 0.52%
Dodge & Cox Global Bond Fund	25,649	262,898

FOREIGN BLEND – 2.21%
AB Global Core Equity Portfolio Advisor Class	16,041	178,054
DFA International Vector Equity Portfolio Institutional Class	2,398	20,428
JPMorgan Global Bond Opportunities Fund R6 Class	59,348	563,213
MFS Research International Fund R6 Class	5,023	79,160
Vanguard Global Minimum Volatility Fund Admiral Class	1,079	24,816
Vanguard Total World Stock Index Fund Admiral Class	11,534	256,049
		1,121,720

FOREIGN GOVERNMENT BOND – 2.48%
DFA World ex US Government Fixed Income Portfolio Institutional Class	120,323	1,254,964

FOREIGN GROWTH – 0.79%
American Funds SMALLCAP World Fund F3 Class	1,100	50,741
Fidelity Advisor International Growth Fund Institutional Class	25,347	332,040
Vanguard International Growth Fund Admiral Class	186	16,138
		398,919

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN VALUE – 0.21%
Vanguard International Value Fund Investor Class	3,780	$104,586

GENERAL CORPORATE BOND – 0.25%
JPMorgan Corporate Bond R6 Class	13,018	128,616

GROWTH BROAD MARKET – 0.76%
American New Perspective Fund R6 Class	9,900	382,618

GROWTH LARGE CAP – 1.62%
AB Large Cap Growth Fund Z Class	452	25,242
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	908	25,489
JPMorgan Large Cap Growth Fund Class R6	5,488	203,982
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	9,954	310,866
Vanguard U.S. Growth Fund Admiral Class	2,611	256,058
		821,637

GROWTH SMALL CAP – 0.15%
JPMorgan Small Cap Growth Fund R6 Class	3,113	50,268
Vanguard Small-Cap Growth Index Fund Institutional Class	630	26,661
		76,929

HIGH YIELD BOND – 3.42%
AB FlexFree High Yield Portfolio Advisor Class	3,141	25,629
Vanguard High-Yield Corporate Fund Admiral Class	324,786	1,708,375
		1,734,004

VALUE BROAD MARKET – 0.05%
JPMorgan Growth and Income Fund R6 Class	626	26,458

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 3.25%
JPMorgan Equity Income Fund Class R6	1,802	$26,433
Vanguard Value Index Fund Admiral Class	21,669	753,657
Vanguard Value Index Fund Institutional Class	24,973	868,321
		1,648,411

VALUE MID CAP – 0.55%
MFS Mid Cap Value Fund R6 Class	13,098	230,390
Vanguard Mid-Cap Value Index Fund Admiral Class	1,160	48,796
		279,186

VALUE SMALL CAP – 0.05%
MFS New Discovery Value Fund R6 Class	2,296	25,168

TOTAL MUTUAL FUNDS – 55.52%
(Cost: $28,489,618)		28,135,384

TOTAL INVESTMENTS – 100.49%
(Cost: $50,852,269)		50,921,606
Liabilities in excess of other assets – (0.49%)		(247,313)
NET ASSETS – 100.00%		$50,674,293

SEMI-ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	12.26%
Large Cap	10.16%
Corporate	9.16%
International	2.02%
Fixed Income Emerging Markets	1.83%
Mid Cap	1.80%
Global Markets	1.38%
Technology	1.21%
Convertible	0.92%
Small Cap	0.55%
Corporate High Yield	0.32%
Emerging Market Stock	0.22%
Mutual Funds:
Aggregate Bond	17.73%
Blend Broad Market	6.44%
Growth Large Cap	5.13%
Value Large Cap	4.65%
Bank Loans	3.38%
Emerging Market Stock	2.97%
Foreign Growth	2.66%
Convertible	2.27%
Foreign Government Bond	1.81%
High Yield Bond	1.42%
Foreign Blend	1.39%
Blend Mid Cap	1.29%
Growth Broad Market	1.12%
Short Term Corporate Bond	1.10%
Foreign Aggregate	0.94%
Value Mid Cap	0.93%
Foreign Value	0.73%
Value Broad Market	0.46%
Growth Small Cap	0.40%
Blend Small Cap	0.23%
General Corporate Bond	0.23%
Value Small Cap	0.09%
99.20%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 41.83%

AGGREGATE BOND – 12.26%
iShares Core Total USD Bond Market ETF	13,605	$714,262
iShares Yield Optimized Bond ETF	26,545	654,600
Vanguard Intermediate-Term Bond ETF	5,970	533,300
iShares Core Dividend Growth ETF	4,819	157,051
		2,059,213

CONVERTIBLE – 0.92%
iShares Convertible Bond ETF	2,832	153,948

CORPORATE – 9.16%
iShares 0-5 Year Investment Grade Corporate Bond ETF	1,665	83,483
iShares Intermediate-Term Corporate Bond ETF	21,387	1,174,574
iShares Short-Term Corporate Bond ETF	1,600	83,776
SPDR Portfolio High Yield Bond ETF	8,695	196,159
		1,537,992

CORPORATE HIGH YIELD – 0.32%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,262	23,259
Vanguard Intermediate-Term Corporate Bond ETF	350	30,481
		53,740

EMERGING MARKET STOCK – 0.22%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	1,540	37,607

FIXED INCOME EMERGING MARKET – 1.83%
iShares JPMorgan Emerging Corporate Bond ETF	5,510	247,674
Vanguard Emerging Markets Government Bond ETF	851	59,910
		307,584

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GLOBAL MARKETS – 1.38%
iShares Global 100 ETF	1,848	$82,532
iShares MSCI World ETF	1,902	148,223
		230,755

INTERNATIONAL – 2.02%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	2,642	60,407
iShares International Select Dividend ETF	2,781	62,851
Renaissance International IPO ETF	1,803	38,530
SPDR Portfolio Developed World ex-US ETF	1,928	46,156
Vanguard FTSE Developed Markets ETF	2,541	84,717
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	1,979	45,735
		338,396

LARGE CAP – 10.16%
Invesco S&P 500 Top ETF	1,205	235,602
iShares Russell Mid-Cap Growth ETF	1,839	223,604
iShares Russell Top 200 ETF	1,276	78,538
Schwab U.S. Dividend Equity ETF	3,522	158,420
Schwab U.S. Large-Cap Growth ETF	7,857	625,810
SPDR Portfolio S&P 500 Value ETF	10,641	274,963
Vanguard Mega Cap Value ETF	1,661	109,643
		1,706,580
MID CAP – 1.80%
Schwab U.S. Mid-Cap ETF	546	23,019
Vanguard Mid-Cap ETF	469	61,744
Vanguard Mid-Cap Growth ETF	489	61,951
Vanguard Mid-Cap Value ETF	1,906	154,939
		301,653
SMALL CAP – 0.55%
Vanguard Small-Cap ETF	196	22,626
Vanguard Small-Cap Value ETF	784	69,619
		92,245

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TECHNOLOGY – 1.21%
Invesco QQQ Trust Series I ETF	1,070	$203,728

TOTAL EXCHANGE TRADED FUNDS – 41.83%
(Cost: $7,415,924)		7,023,441

MUTUAL FUNDS – 57.37%

AGGREGATE BOND – 17.73%
Baird Core Plus Bond Fund Institutional Class	26,801	307,949
John Hancock Bond Fund R6 Class	9,814	154,866
JPMorgan Short Duration Core Plus Fund R6 Class	10,799	100,864
JPMorgan Unconstrained Debt Fund R6 Class	58,373	551,628
Lord Abbett Bond Debenture Fund R6 Class	17,750	125,318
TIAA-CREF Bond Plus Fund Institutional Class	4,485	46,556
Vanguard Intermediate-Term Bond Index Fund Admiral Class	116,153	1,405,448
Western Asset Income Fund Institutional Class	53,351	284,358
		2,976,987

BANK LOANS – 3.38%
Shenkman Capital Floating Rate High Income Fund Institutional Class	28,545	238,639
T. Rowe Price Institutional Floating Rate Fund	37,987	329,350
	37,987	567,989

BLEND LARGE CAP – 6.44%
DFA Enhanced US Large Company Portfolio Institutional Class	5,071	54,717
DFA US Large Company Portfolio Institutional Class	33,503	663,691
JPMorgan U.S. Research Enhanced Equity Fund Class R6	4,977	109,785
Schwab S&P 500 Index Fund	1,560	61,940
Vanguard Institutional Index Fund Institutional Class	832	191,869
		1,082,002

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND MID CAP – 1.29%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	1,849	$15,644
Vanguard Mid-Cap Index Fund Admiral Shares	1,228	200,211
		215,855

BLEND SMALL CAP – 0.23%
Schwab Small-Cap Index Fund	1,919	38,798

CONVERTIBLE – 2.27%
Lord Abbett Convertible Fund Class R6	30,594	381,810

EMERGING MARKET STOCK – 2.97%
American Funds New World Fund F3 Class	1,109	60,911
Fidelity 500 Index Fund	1,741	156,801
JPMorgan Emerging Markets Equity Fund R6 Class	4,112	104,694
TIAA-CREF Emerging Markets Debt Fund Institutional Class	2,823	23,094
Vanguard Emerging Markets Bond Fund Admiral Class	6,648	153,313
		498,813

FOREIGN AGGREGRATE – 0.94%
Dodge & Cox Global Bond Fund	15,371	157,555

FOREIGN BLEND – 1.39%
DFA International Vector Equity Portfolio Institutional Class	1,806	15,391
MFS Research International Fund R6 Class	4,906	77,316
Vanguard Global Minimum Volatility Fund Admiral Class	1,705	39,199
Vanguard Total World Stock Index Fund Admiral Class	4,554	101,102
		233,008

FOREIGN GOVERNMENT BOND – 1.81%
DFA World ex US Government Fixed Income Portfolio Institutional Class	29,182	304,367

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN GROWTH – 2.66%
American Funds SMALLCAP World Fund F3 Class	1,005	$46,367
Artisan International Small-Mid Fund Institutional Class	1,928	23,537
Fidelity Advisor International Growth Fund Institutional Class	8,839	115,797
Harbor Global Leaders Fund Institutional Class	6,667	169,410
Vanguard International Growth Fund Admiral Class	1,057	91,793
		446,904

FOREIGN VALUE – 0.73%
Vanguard International Value Fund Investor Class	4,434	122,697

GENERAL CORPORATE BOND – 0.23%
JPMorgan Corporate Bond R6 Class	3,968	39,207

GROWTH BROAD MARKET – 1.12%
American New Perspective Fund R6 Class	4,844	187,205

GROWTH LARGE CAP – 5.13%
AB Large Cap Growth Fund Z Class	418	23,353
AB Global Core Equity Portfolio Advisor Class	12,336	136,934
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	6,981	196,013
JPMorgan Large Cap Growth Fund Class R6	5,207	193,551
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	7,469	233,271
Vanguard U.S. Growth Fund Admiral Class	795	77,920
		861,042

GROWTH SMALL CAP – 0.40%
JPMorgan Small Cap Growth Fund R6 Class	2,638	42,609
Vanguard Small-Cap Growth Index Fund Institutional Class	569	24,082
		66,691

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HIGH YIELD BOND – 1.42%
AB FlexFree High Yield Portfolio Advisor Class	5,836	$47,641
Vanguard High-Yield Corporate Fund Admiral Class	36,363	191,268
		238,909

SHORT TERM CORPORATE BOND – 1.10%
Vanguard Short-Term Corporate Bond Index Fund Institutional Class	7,043	184,183

VALUE BROAD MARKET – 0.46%
JPMorgan Growth and Income Fund R6 Class	1,843	77,887

VALUE LARGE CAP – 4.65%
JPMorgan Equity Income Fund Class R6	5,352	78,508
Vanguard Value Index Fund Admiral Class	11,323	393,802
Vanguard Value Index Fund Institutional Class	8,864	308,193
		780,503

VALUE MID CAP – 0.93%
MFS Mid Cap Value Fund R6 Class	7,093	124,768
Vanguard Mid-Cap Value Index Fund Admiral Class	731	30,754
		155,522

VALUE SMALL CAP – 0.09%
MFS New Discovery Value Fund R6 Class	1,416	15,523

TOTAL MUTUAL FUNDS – 57.37%
(Cost: $10,234,428)		9,633,457

TOTAL INVESTMENTS – 99.20%
(Cost: $17,650,352)		16,656,898
Assets, net of liabilities – 0.80%		134,491
NET ASSETS – 100.00%		$16,791,389

SEMI-ANNUAL REPORT

The E-Valuator Moderate (50%-70%)
RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	12.68%
Corporate	7.36%
International	4.51%
Mid Cap	4.41%
Aggregate Bond	4.20%
Broad Market	2.49%
Convertible	2.10%
Small Cap	1.99%
Fixed Income Emerging Markets	1.87%
Technology	1.47%
Emerging Markets	0.83%
Health Care	0.73%
Global Markets	0.38%
Mutual Funds:
Aggregate Bond	10.81%
Blend Large Cap	6.34%
Foreign Government Bond	6.21%
Value Large Cap	5.54%
Foreign Growth	4.87%
Foreign Blend	4.50%
Bank Loans	2.72%
Blend Mid Cap	2.29%
Growth Broad Market	2.09%
Growth Large Cap	1.95%
Emerging Market Stock	1.92%
Value Mid Cap	1.60%
High Yield Bond	1.51%
Foreign Value	1.30%
Growth Small Cap	0.87%
Convertible	0.45%
Value Small Cap	0.28%
Foreign Aggregate	0.20%
Blend Small Cap	0.13%
General Corporate Bond	0.05%
Value Broad Market	0.03%
100.68%

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 45.02%

AGGREGATE BOND – 4.20%
iShares Core Total USD Bond Market ETF	115,888	$6,084,120

BROAD MARKET – 2.49%
iShares Core Dividend Growth ETF	110,721	3,608,397

CONVERTIBLE – 2.10%
iShares Convertible Bond ETF	56,144	3,051,988

CORPORATE – 7.36%
iShares Intermediate-Term Corporate Bond ETF	137,472	7,549,962
SPDR Portfolio Short Term Corporate Bond ETF	73,292	2,217,083
SPDR Portfolio High Yield Bond	39,853	899,084
		10,666,129

EMERGING MARKETS – 0.83%
SPDR Portfolio Emerging Markets ETF	42,085	1,197,739

FIXED INCOME EMERGING MARKETS – 1.87%
iShares Emerging Markets Corporate Bond ETF	58,687	2,637,981
Vanguard Emerging Markets Government Bond ETF	945	66,528
		2,704,509

GLOBAL MARKETS – 0.38%
iShares Global 100 ETF	6,189	276,401
iShares MSCI World ETF	3,538	275,716
		552,117

HEALTHCARE – 0.73%
Fidelity MSCI Health Care Index ETF	1,680	72,206
iShares U.S. Medical Devices ETF	4,408	993,343
		1,065,549

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 4.51%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	63,710	$1,456,672
iShares International Select Dividend ETF	36,736	830,234
Renaissance International IPO ETF	28,459	608,169
SPDR Portfolio Developed world ex-US ETF	25,562	611,954
Vanguard FTSE Developed Markets ETF	22,401	746,849
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	29,136	673,333
Xtrackers MSCI All World ex US Hedged Equity ETF	40,189	930,006
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	37,248	686,481
		6,543,698

LARGE CAP – 12.68%
Invesco S&P 500 Top ETF	8,837	1,727,810
iShares Russell Top 200 ETF	16,918	1,041,303
Schwab U.S. Dividend Equity ETF	4,674	210,236
Schwab U.S. Large-Cap Growth ETF	31,099	2,477,035
SPDR Portfolio S&P 500 Value ETF	160,537	4,148,276
SPDR Portfolio S&P 500 Growth ETF	232,015	8,292,216
Vanguard Mega Cap Value ETF	7,321	483,259
		18,380,135
MID CAP – 4.41%
iShares Russell Mid-Cap Growth ETF	29,049	3,532,068
Schwab U.S. Mid-Cap ETF	11,354	478,685
Vanguard Mid-Cap ETF	2,588	340,710
Vanguard Mid-Cap Growth ETF	4,313	546,414
Vanguard Mid-Cap Value ETF	18,409	1,496,468
		6,394,345
SMALL CAP – 1.99%
SPDR S&P 600 Small Cap Value ETF	17,043	696,377
Vanguard Small-Cap ETF	10,049	1,160,057
Vanguard Small-Cap Value ETF	11,510	1,022,088
		2,878,522

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TECHNOLOGY – 1.47%
Invesco QQQ Trust Series I ETF	5,783	$1,101,083
iShares U.S. Technology ETF	3,036	620,528
Vanguard Information Technology ETF	1,936	410,238
		2,131,849

TOTAL EXCHANGE TRADED FUNDS – 45.02%
(Cost: $69,101,516)		65,259,097

MUTUAL FUNDS – 55.66%

AGGREGATE BOND – 10.81%
Baird Core Plus Bond Fund Institutional Class	58,990	677,798
JPMorgan Income Fund Class R6	258,910	2,180,026
JPMorgan Unconstrained Debt Fund R6 Class	695,705	6,574,414
Lord Abbett Bond Debenture Fund Class R6	92,604	653,783
TIAA-CREF Bond Plus Fund Institutional Class	6,766	70,231
Vanguard Intermediate-Term Bond Index fund Admiral Class	226,858	2,744,982
Vanguard Intermediate-Term Bond Index Fund Institutional Class	223,665	2,706,340
Western Asset Income Fund Institutional Class	11,776	62,766
		15,670,340

BANK LOANS – 2.72%
Shenkman Capital Floating Rate High Income Fund Institutional Class	197,926	1,654,659
T. Rowe Price Institutional Floating Rate Fund	264,608	2,294,152
		3,948,811

BLEND LARGE CAP – 6.34%
DFA US Large Company Portfolio Institutional Class	76,236	1,510,237
Fidelity 500 Index Fund	15,345	1,382,129
JPMorgan U.S. Research Enhanced Equity Fund Class R6	34,511	761,308

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Schwab S&P 500 Index Fund	93,952	$3,730,819
Vanguard Institutional Index Fund Institutional Class	7,809	1,800,189
		9,184,682

BLEND MID CAP – 2.29%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	1,856	15,701
Vanguard Mid-Cap Index Fund Admiral Class	20,297	3,310,206
		3,325,907

BLEND SMALL CAP – 0.13%
Schwab Small-Cap Index Fund	9,376	189,581

CONVERTIBLE – 0.45%
Lord Abbett Convertible Fund Class R6	52,345	653,260

EMERGING MARKET STOCK – 1.92%
American Funds New World F3 Class	21,882	1,201,741
JPMorgan Emerging Markets Equity Fund Class R6	59,323	1,510,372
Vanguard Emerging Markets Bond Fund Admiral Class	3,096	71,384
		2,783,497

FOREIGN AGGREGRATE – 0.20%
Dodge & Cox Global Bond Fund	27,722	284,150

FOREIGN BLEND – 4.50%
AB Global Core Equity Fund Admiral Class	196,542	2,181,611
DFA International Vector Equity Portfolio Institutional Class	32,300	275,199
MFS Global New Discovery Fund Class R6	51,733	824,630
MFS Research International Fund Class R6	63,668	1,003,414
Vanguard Global Minimum Volatility Fund Admiral Class	40,979	942,099
Vanguard Total World Stock Index Fund Admiral Class	58,592	1,300,752
		6,527,705

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN GOVERNMENT BOND – 6.21%
DFA World ex US Government Fixed Income Portfolio Institutional Class	862,860	$8,999,633

FOREIGN GROWTH – 4.87%
American Funds SMALLCAP World Fund Class F3	13,223	609,843
Artisan International Small-Mid Fund Institutional Class	50,665	618,614
Fidelity Advisor International Growth Fund Institutional Class	135,169	1,770,714
Harbor Global Leaders Fund Institutional Class	102,187	2,596,562
Vanguard International Growth Fund Admiral Class	16,796	1,458,592
		7,054,325

FOREIGN VALUE – 1.30%
Vanguard International Value Fund Investor Class	68,302	1,889,927

GENERAL CORPORATE BOND – 0.05%
JPMorgan Corporate Bond Class R6	7,161	70,747

GROWTH BROAD MARKET – 2.09%
American Funds New Perspective Fund Class R6	78,451	3,032,148

GROWTH LARGE CAP – 1.95%
AB Large Cap Growth Fund Z Class	1,189	66,489
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	12,387	347,821
JPMorgan Large Cap Growth Fund Class R6	18,792	698,485
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	35,628	1,112,670
Vanguard U.S. Growth Fund Admiral Class	6,084	596,581
		2,822,046

GROWTH SMALL CAP – 0.87%
JPMorgan Small Cap Growth Fund Class R6	72,610	1,172,646
Vanguard High-Yield Corporate Fund Admiral Class	2,187	92,604
		1,265,250

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HIGH YIELD BOND – 1.51%
AB FlexFee High Yield Portfolio Advisor Class	10	$ 82
Vanguard High-Yield Corporate Fund Admiral Class	416,421	2,190,377
		2,190,459

VALUE BROAD MARKET – 0.03%
JPMorgan Growth and Income Fund R6 Class	1,194	50,446

VALUE LARGE CAP – 5.54%
JPMorgan Equity Income Fund Class R6	49,425	725,065
Vanguard Value Index Fund Admiral Class	119,503	4,156,325
Vanguard Value Index Fund Institutional Class	90,441	3,144,637
		8,026,027

VALUE MID CAP – 1.60%
MFS Mid Cap Value Fund R6 Class	116,503	2,049,282
Vanguard Mid-Cap Value Index Fund Admiral Class	6,473	272,260
		2,321,542

VALUE SMALL CAP – 0.28%
MFS New Discovery Value Fund R6 Class	37,037	405,924

TOTAL MUTUAL FUNDS – 55.66%
(Cost: $87,046,217)		80,696,407

TOTAL INVESTMENTS – 100.68%
(Cost: $156,147,733)		$145,955,504
Liabilities in excess of other assets – (-0.68%)		(983,960)
NET ASSETS – 100.00%		$144,971,544

SEMI-ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	11.32%
Mid Cap	6.77%
International	6.44%
Corporate	4.35%
Technology	2.50%
Small Cap	2.28%
Aggregate Bond	2.00%
Convertible Bond	1.46%
Emerging Markets	1.33%
Health Care	1.26%
Fixed Income Emerging Markets	1.03%
Global Markets	0.72%
Broad Market	0.11%
Mutual Funds:
Foreign Growth	10.98%
Blend Large Cap	9.59%
Value Large Cap	7.34%
Foreign Blend	5.50%
Growth Large Cap	4.34%
Aggregate Bond	4.24%
Growth Broad Market	3.03%
Emerging Market Stock	2.75%
Blend Mid Cap	2.68%
Value Mid Cap	2.31%
Foreign Value	1.60%
Growth Small Cap	1.51%
Foreign Government Bond	1.26%
Bank Loans	1.04%
Value Small Cap	0.45%
Foreign Aggregate	0.26%
High Yield Bond	0.26%
Blend Small Cap	0.20%
General Corporate Bond	0.10%
Value Broad Market	0.10%
Convertible	0.05%
101.16%

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 41.57%

AGGREGATE BOND – 2.00%
iShares Core Total USD Bond Market ETF	74,011	$3,885,578

BROAD MARKET – 0.11%
iShares Core Dividend Growth ETF	6,130	199,777

CONVERTIBLE – 1.46%
iShares Convertible Bond ETF	21,579	1,173,034
SPDR Bloomberg Barclays Convertible Securities ETF	35,630	1,705,252
		2,878,286

CORPORATE – 4.35%
iShares Intermediate-Term Corporate Bond ETF	80,635	4,428,474
ProShares Investment Grade-Interest Rate Hedged ETF	205	13,352
SPDR Portfolio High Yield Bond	79,524	1,794,061
SPDR Portfolio Corporate Bond ETF	68,208	2,228,792
		8,464,679

EMERGING MARKETS – 1.33%
SPDR Portfolio Emerging Markets ETF	90,924	2,587,697

FIXED INCOME EMERGING MARKETS – 1.03%
iShares Emerging Markets Corporate Bond ETF	42,277	1,900,351
Vanguard Emerging Markets Government Bond ETF	1,361	95,815
		1,996,166

GLOBAL MARKETS – 0.72%
iShares Global 100 ETF	8,827	394,214
iShares MSCI World ETF	12,738	992,672
		1,386,886

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HEALTHCARE – 1.26%
Fidelity MSCI Health Care Index ETF	2,427	$104,312
iShares U.S. Medical Devices ETF	10,431	2,350,626
		2,454,938

INTERNATIONAL – 6.44%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	42,598	983,588
iShares Currency Hedged MSCI EAFE Small-Cap ETF	159,201	3,639,988
iShares International Select Dividend ETF	79,449	1,795,548
Schwab International Small-Cap Equity ETF	4,088	99,747
SPDR Portfolio Developed World ex-US ETF	3,875	92,767
Vanguard FTSE Developed Markets ETF	58,659	1,955,691
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	75,566	1,746,330
Xtrackers MSCI All World ex US Hedged Equity ETF	61,990	1,434,498
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	42,713	787,201
		12,535,358

LARGE CAP – 11.32%
Invesco S&P 500 Top ETF	12,745	2,491,902
iShares Russell Top 200 ETF	16,367	1,007,389
Schwab U.S. Dividend Equity ETF	2,236	100,575
Schwab U.S. Large-Cap Growth ETF	37,413	2,979,945
SPDR Portfolio S&P 500 Value ETF	231,421	5,979,919
SPDR Portfolio S&P 500 Growth ETF	231,274	8,265,733
Vanguard Mega Cap Value ETF	18,085	1,193,791
		22,019,254
MID CAP – 6.77%
iShares Morningstar Mid-Cap Growth ETF	29,271	6,384,298
iShares Russell Mid-Cap Growth ETF	6,441	783,161
Schwab U.S. Mid-Cap ETF	34,976	1,474,588
Vanguard Mid-Cap ETF	2,233	293,974
Vanguard Mid-Cap Growth ETF	6,225	788,645

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Mid-Cap Value ETF	42,303	$3,438,811
		13,163,477
SMALL CAP – 2.28%
SPDR S&P 600 Small Cap Value ETF	19,608	801,183
Vanguard Small-Cap ETF	22,155	2,557,573
Vanguard Small-Cap Value ETF	12,191	1,082,561
		4,441,317
TECHNOLOGY – 2.50%
Invesco QQQ Trust Series I ETF	12,553	2,390,091
iShares U.S. Technology ETF	7,314	1,494,908
Vanguard Information Technology ETF	4,651	985,547
		4,870,546

TOTAL EXCHANGE TRADED FUNDS – 41.57%
(Cost: $85,595,976)		80,883,959

MUTUAL FUNDS – 59.59%

AGGREGATE BOND – 4.24%
JPMorgan Income Fund Class R6	143,234	1,206,034
JPMorgan Unconstrained Debt Fund R6 Class	133,816	1,264,558
Lord Abbett Bond Debenture Fund Class R6	154,843	1,093,189
Vanguard Intermediate-Term Bond Index fund Admiral Class	185,385	2,243,153
Vanguard Intermediate-Term Bond Index Fund Institutional Class	201,828	2,442,115
		8,249,049

BANK LOANS – 1.04%
T. Rowe Price Institutional Floating Rate Fund	234,518	2,033,270

BLEND LARGE CAP – 9.59%
DFA Enhanced U.S. Large Company Portfolio Institutional Class	55,324	596,947
DFA US Large Company Portfolio Institutional Class	274,917	5,446,096

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Fidelity 500 Index Fund	22,122	$1,992,559
JPMorgan U.S. Research Enhanced Equity Fund Class R6	45,061	994,050
Schwab S&P 500 Index Fund	97,712	3,880,135
Vanguard Institutional Index Fund Institutional Class	24,963	5,754,637
		18,664,424

BLEND MID CAP – 2.68%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	11,581	97,977
Vanguard Mid-Cap Index Fund Admiral Class	31,317	5,107,454
		5,205,431

BLEND SMALL CAP – 0.20%
Schwab Small-Cap Index Fund	19,582	395,949

CONVERTIBLE – 0.05%
Lord Abbett Convertible Fund Class R6	7,760	96,850

EMERGING MARKET STOCK – 2.75%
American Funds New World F3 Class	42,118	2,313,099
JPMorgan Emerging Markets Equity Fund Class R6	115,483	2,940,192
Vanguard Emerging Markets Bond Fund Admiral Class	4,187	96,547
		5,349,838

FOREIGN AGGREGRATE – 0.26%
Dodge & Cox Global Bond Fund	49,996	512,462

FOREIGN BLEND – 5.50%
AB Global Core Equity Fund Admiral Class	265,334	2,945,207
DFA International Vector Equity Portfolio Institutional Class	114,827	978,328
MFS Global New Discovery Fund Class R6	93,034	1,482,959
MFS Research International Fund Class R6	154,994	2,442,709

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Global Minimum Volatility Fund Admiral Class	21,500	$494,284
Vanguard Total World Stock Index Fund Admiral Class	106,527	2,364,897
		10,708,384

FOREIGN GOVERNMENT BOND – 1.26%
DFA World ex US Government Fixed Income Portfolio Institutional Class	234,412	2,444,914

FOREIGN GROWTH – 10.98%
American Funds SMALLCAP World Fund Class F3	42,610	1,965,194
Artisan International Small-Mid Fund Institutional Class	300,621	3,670,588
Fidelity Advisor International Growth Fund Institutional Class	232,063	3,040,021
Fidelity International Small Cap Opportunities Fund	6,655	107,205
Harbor Global Leaders Fund Institutional Class	381,307	9,689,019
Vanguard International Growth Fund Admiral Class	33,332	2,894,560
		21,366,587

FOREIGN VALUE – 1.60%
Vanguard International Value Fund Investor Class	112,402	3,110,151

GENERAL CORPORATE BOND – 0.10%
JPMorgan Corporate Bond Class R6	20,267	200,233

GROWTH BROAD MARKET – 3.03%
American Funds New Perspective Fund Class R6	152,299	5,886,364

GROWTH LARGE CAP – 4.34%
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	88,698	2,490,644
JPMorgan Large Cap Growth Fund Class R6	39,661	1,474,199
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	127,419	3,979,284
Vanguard U.S. Growth Fund Admiral Class	5,015	491,759
		8,435,886

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 1.51%
Franklin Small Cap Growth Fund R6 Class	22,101	$391,189
JPMorgan Small Cap Growth Fund Class R6	144,970	2,341,258
Vanguard High-Yield Corporate Fund Admiral Class	4,670	197,717
		2,930,164

HIGH YIELD BOND – 0.26%
Vanguard High-Yield Corporate Fund Admiral Class	96,450	507,325

VALUE BROAD MARKET – 0.10%
JPMorgan Growth and Income Fund R6 Class	4,663	196,964

VALUE LARGE CAP – 7.34%
JPMorgan Equity Income Fund Class R6	13,430	197,014
Vanguard Value Index Fund Admiral Class	160,872	5,595,120
Vanguard Value Index Fund Institutional Class	243,992	8,483,612
		14,275,746

VALUE MID CAP – 2.31%
MFS Mid Cap Value Fund R6 Class	201,332	3,541,433
Vanguard Mid-Cap Value Index Fund Admiral Class	22,831	960,256
		4,501,689

VALUE SMALL CAP – 0.45%
MFS New Discovery Value Fund R6 Class	80,643	883,852

TOTAL MUTUAL FUNDS – 59.59%
(Cost: $125,420,845)		115,955,532

TOTAL INVESTMENTS – 101.16%
(Cost: $211,016,821)		196,839,491
Liabilities in excess of other assets – (-1.16%)		(2,249,649)
NET ASSETS – 100.00%		$194,589,842

SEMI-ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%)
RMS Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	9.43%
International	9.30%
Mid Cap	6.11%
Small Cap	3.50%
Technology	2.75%
Global Markets	2.26%
Healthcare	2.06%
Emerging Markets	1.66%
Corporate High Yield	0.39%
Aggregate Bond	0.29%
Convertible	0.20%
Broad Market	0.10%
Corporate	0.10%
Fixed Income Emerging Markets	0.09%
Mutual Funds:
Foreign Growth	12.68%
Blend Large Cap	9.81%
Foreign Blend	6.90%
Value Large Cap	5.88%
Growth Large Cap	5.29%
Emerging Market Stock	3.88%
Blend Mid Cap	3.70%
Growth Broad Market	2.57%
Foreign Value	2.31%
Growth Small Cap	2.18%
Value Mid Cap	1.95%
Value Small Cap	0.67%
Aggregate Bond	0.34%
Blend Small Cap	0.25%
Foreign Government Bond	0.21%
Bank Loans	0.20%
Foreign Aggregate	0.19%
General Corporate Bond	0.05%
High Yield Bond	0.05%
Value Broad Market	0.05%
Blend Broad Market
Money Market Funds	0.59%
97.99%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of InvestmentsMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 38.24%

AGGREGATE BOND – 0.29%
iShares Core Total USD Bond Market ETF	4,651	$244,177

BROAD MARKET – 0.10%
iShares Core Dividend Growth ETF	2,562	83,496

CONVERTIBLE – 0.20%
SPDR Bloomberg Barclays Convertible Securities ETF	3,502	167,606

CORPORATE – 0.10%
SPDR Portfolio High Yield Bond	3,689	83,224

CORPORATE HIGH YIELD – 0.39%
Vanguard Intermediate-Term Corporate Bond ETF	3,712	323,278

EMERGING MARKETS – 1.66%
SPDR Portfolio Emerging Markets ETF	49,275	1,402,367

FIXED INCOME EMERGING MARKETS – 0.09%
iShares Emerging Markets Corporate Bond ETF	1,774	79,741

GLOBAL MARKETS – 2.26%
iShares Global 100 ETF	23,289	1,040,087
iShares MSCI World ETF	11,177	871,024
		1,911,111

HEALTHCARE – 2.06%
Fidelity MSCI Health Care Index ETF	1,011	43,453
iShares U.S. Medical Devices ETF	7,513	1,693,054
		1,736,507

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 9.30%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	35,626	$822,604
iShares Currency Hedged MSCI EAFE Small-Cap ETF	113,828	2,602,575
iShares International Select Dividend ETF	42,434	959,008
Schwab International Small-Cap Equity ETF	1,696	41,382
SPDR Portfolio Developed world ex-US ETF	20,522	491,297
Vanguard FTSE Developed Markets ETF	44,149	1,471,928
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	52,571	1,214,916
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,393	246,833
		7,850,543

LARGE CAP – 9.43%
Invesco S&P 500 Top ETF	3,694	722,251
iShares Russell Top 200 ETF	682	41,977
Schwab U.S. Dividend Equity ETF	10,365	466,218
Schwab U.S. Large-Cap Growth ETF	46,379	3,694,087
SPDR Portfolio S&P 500 Value ETF	96,698	2,498,676
Vanguard Mega Cap Value ETF	8,187	540,424
		7,963,633
MID CAP – 6.11%
iShares Russell Mid-Cap Growth ETF	24,896	3,027,105
Schwab U.S. Mid-Cap ETF	3,886	163,834
Vanguard Mid-Cap ETF	945	124,409
Vanguard Mid-Cap Growth ETF	1,621	205,364
Vanguard Mid-Cap Value ETF	20,191	1,641,326
		5,162,038
SMALL CAP – 3.50%
SPDR S&P 600 Small Cap Value ETF	5,130	209,612
Vanguard Small-Cap ETF	14,239	1,643,750
Vanguard Small-Cap Value ETF	12,455	1,106,004
		2,959,366

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TECHNOLOGY – 2.75%
Invesco QQQ Trust Series I ETF	3,495	$665,448
iShares U.S. Technology ETF	5,299	1,083,063
Vanguard Information Technology ETF	2,721	576,580
		2,325,091

TOTAL EXCHANGE TRADED FUNDS – 38.24%
(Cost: $36,437,601)		32,292,178

MUTUAL FUNDS – 59.16%

AGGREGATE BOND – 0.34%
Vanguard Intermediate-Term Bond Index Fund Institutional Class	16,844	203,816
Western Asset Income Fund Institutional Class	15,967	85,102
		288,918

BANK LOANS – 0.20%
T. Rowe Price Institutional Floating Rate Fund	19,607	169,989

BLEND LARGE CAP – 9.81%
DFA Enhanced U.S. Large Company Portfolio Institutional Class	19,315	208,411
DFA US Large Company Portfolio Institutional Class	334,202	6,620,550
Fidelity 500 Index Fund	9,262	834,200
JPMorgan U.S. Research Enhanced Equity Fund Class R6	20,728	457,253
Schwab S&P 500 Index Fund	2,085	82,814
Vanguard Institutional Index Fund Institutional Class	358	82,469
		8,285,697

BLEND MID CAP – 3.70%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	4,827	40,834
Vanguard Mid-Cap Index Fund Admiral Class	18,880	3,079,206
		3,120,040

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND SMALL CAP- – 0.25%
Schwab Small-Cap Index Fund	10,266	$207,574

EMERGING MARKET STOCK – 3.88%
American Funds New World F3 Class	24,938	1,369,618
JPMorgan Emerging Markets Equity Fund Class R6	71,623	1,823,534
Vanguard Emerging Markets Bond Fund Admiral Class	3,501	80,729
		3,273,881

FOREIGN AGGREGRATE – 0.19%
Dodge & Cox Global Bond Fund	15,904	163,014

FOREIGN BLEND – 6.90%
AB Global Core Equity Fund Admiral Class	147,834	1,640,955
DFA International Vector Equity Portfolio Institutional Class	47,639	405,885
MFS Global New Discovery Fund Class R6	75,135	1,197,651
MFS Research International Fund Class R6	88,061	1,387,835
Vanguard Global Minimum Volatility Fund Admiral Class	10,766	247,520
Vanguard Total World Stock Index Fund Admiral Class	42,556	944,696
		5,824,542

FOREIGN GOVERNMENT BOND – 0.21%
DFA World ex US Government Fixed Income Portfolio Institutional Class	16,629	173,447

FOREIGN GROWTH – 12.68%
American Funds SMALLCAP World Fund Class F3	22,298	1,028,365
Artisan International Small-Mid Fund Institutional Class	217,184	2,651,818
Fidelity Advisor International Growth Fund Institutional Class	134,456	1,761,367
Fidelity International Small Cap Opportunities Fund	2,591	41,738
Harbor Global Leaders Fund Institutional Class	143,418	3,644,245
Vanguard International Growth Fund Admiral Class	18,146	1,575,758
		10,703,291

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN VALUE – 2.31%
Vanguard International Value Fund Investor Class	70,453	$1,949,432

GENERAL CORPORATE BOND – 0.05%
JPMorgan Corporate Bond Class R6	4,241	41,897

GROWTH BROAD MARKET – 2.57%
American Funds New Perspective Fund Class R6	56,240	2,173,686

GROWTH LARGE CAP – 5.29%
Calvert U.S. Large Cap Responsible Index Fund Institutional Class	44,484	1,249,097
JPMorgan Large Cap Growth Fund R6 Class	22,100	821,446
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	39,943	1,247,414
Vanguard U.S. Growth Fund Admiral Class	11,750	1,152,222
		4,470,179

GROWTH SMALL CAP – 2.18%
JPMorgan Small Cap Growth Fund Class R6	88,352	1,426,892
Vanguard High-Yield Corporate Fund Admiral Class	9,771	413,703
		1,840,595

HIGH YIELD BOND – 0.05%
Vanguard High-Yield Corporate Fund Admiral Class	8,091	42,557

VALUE BROAD MARKET – 0.05%
JPMorgan Growth and Income Fund R6 Class	978	41,325

VALUE LARGE CAP – 5.88%
JPMorgan Equity Income Fund Class R6	2,812	41,255
Vanguard Value Index Fund Admiral Class	62,410	2,170,627
Vanguard Value Index Fund Institutional Class	79,194	2,753,575
		4,965,457

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE MID CAP – 1.95%
MFS Mid Cap Value Fund R6 Class	81,841	$1,439,579
Vanguard Mid-Cap Value Index Fund Admiral Class	4,861	204,448
		1,644,027

VALUE SMALL CAP – 0.67%
MFS New Discovery Value Fund R6 Class	51,979	569,691

TOTAL MUTUAL FUNDS – 59.16%
(Cost: $55,376,491)		49,949,239

MONEY MARKET FUNDS – 0.59%
Federated Institutional Prime Obligations Fund Institutional Class 0.82%*
(Cost: $494,424)	494,790	494,424

TOTAL INVESTMENTS – 97.99%
(Cost: $92,308,516)		82,735,841
Other assets, net of liabilities – 2.01%		1,701,673
NET ASSETS – 100.00%		$84,437,514

*Effective 7 day yield as of March 31, 2020

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SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Assets and Liabilities

THE E-Valuator FUNDS
March 31, 2020 (unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
ASSETS
Investments at value* (Note 1)	$14,846,673	$50,921,606	$16,656,898	$145,955,504	$196,839,491	$82,735,841
Cash	29,988	—	109,903	—	—	1,336,689
Receivable for investments sold	—	—	—	—	7,017,941	794,334
Receivable for capital stock sold	2,816	8,945	5,345	32,117	97,778	93,951
Dividends and interest receivable	3,026	11,579	1,308	26,187	21,080	3,048
Due from advisor	9,560	—	6,654	—	—	—
Other receivables	646	—	—	—	—	—
Prepaid expenses	16,890	46,180	18,713	122,934	170,335	74,762
TOTAL ASSETS	14,909,599	50,988,310	16,798,821	146,136,742	204,146,625	85,038,625
LIABILITIES
Due to custodian	—	114,504	—	988,202	6,408,434	—
Payable for securities purchased	—	—	—	—	3,089,068	579,390
Payable for capital stock redeemed	3,707	169,701	5	112,583	1,078	309
Accrued investment advisory fees	—	14,915	—	41,234	33,143	10,923
Accrued 12b-1 fees	2,782	3,299	301	6,014	6,200	449
Accrued administration, transfer agent and accounting fees	696	3,022	758	9,449	12,271	7,426
Other accrued expenses	4,639	8,576	6,368	7,716	6,589	2,614
TOTAL LIABILITIES	11,824	314,017	7,432	1,165,198	9,556,783	601,111
NET ASSETS	$14,897,775	$50,674,293	$16,791,389	$144,971,544	$194,589,842	$84,437,514
Net Assets Consist of:
Paid In Capital	$15,882,207	$54,592,084	$18,923,967	$163,279,180	$220,378,843	$98,737,901
Distributable Earnings	(984,432)	(3,917,791)	(2,132,578)	(18,307,636)	(25,789,001)	(14,300,387)
Net Assets	$14,897,775	$50,674,293	$16,791,389	$144,971,544	$194,589,842	$84,437,514
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$7,579,412	$39,526,166	$15,487,109	$119,474,584	$172,589,877	$76,884,248
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	810,165	4,231,005	1,750,133	13,225,184	19,179,789	8,341,810
Net Asset Value, Offering and Redemption Price Per Share	$9.36	$9.34	$8.85	$9.03	$9.00	$9.22
R4 Class Shares:
Net Assets	$7,318,363	$11,148,127	$1,304,280	$25,496,960	$21,999,965	$7,553,266
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	771,152	1,188,454	145,018	2,819,087	2,426,885	818,148
Net Asset Value, Offering and Redemption Price Per Share	$9.49	$9.38	$8.99	$9.04	$9.07	$9.23
*Identified cost of	$14,924,357	$50,852,269	$17,650,352	$156,147,733	$211,016,821	$92,308,516

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Operations

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
INVESTMENT INCOME
Dividends	$222,563	$880,062	$228,544	$2,459,041	$3,149,023	$1,171,377
Interest	1,740	8,305	3,460	30,990	28,535	19,306
Total investment income	224,303	888,367	232,004	2,490,031	3,177,558	1,190,683
EXPENSES
Contractual Investment advisory fees (Note 2)	33,658	129,585	35,371	390,124	524,699	218,806
12b-1 fees - R4 Class (Note 2)	10,367	16,080	1,540	36,324	32,871	12,164
Recordkeeping and administrative services (Note 2)	3,282	12,966	3,308	39,136	52,451	21,687
Accounting fees (Note 2)	1,992	8,076	2,119	24,366	32,806	16,311
Custodian fees	10,163	13,333	13,507	18,785	20,097	16,523
Transfer agent fees (Note 2)	2,130	6,177	1,813	17,757	22,975	9,917
Audit and tax fees	1,164	4,049	999	13,886	18,913	7,138
Legal fees	4,243	20,563	5,520	52,156	71,152	28,047
Filing and registration fees	5,258	7,007	5,024	11,505	12,241	8,428
Trustee fees	1,276	4,866	1,100	18,462	24,689	9,709
Compliance fees	527	2,068	511	6,256	8,391	3,382
Insurance fees	913	1,647	801	3,982	5,260	2,405
Shareholder reports (Note 2)	2,892	11,778	2,327	49,361	58,804	23,864
Shareholder servicing (Note 2)
Service Class	524	1,813	608	4,457	3,268	2,587
R4 Class	8	574	123	506	475	323
Exchange fee	1,400	1,400	1,400	1,400	1,400	1,400
Other	2,760	7,052	2,162	14,648	17,637	6,875
Total expenses	82,557	249,034	78,233	703,111	908,129	389,566
Advisory fee waivers (Note 2)	(12,353)	(20,158)	(13,846)	(60,686)	(81,620)	(34,036)
Net expenses	70,204	228,876	64,387	642,425	826,509	355,530
Net investment income (loss)	154,099	659,491	167,617	1,847,606	2,351,049	835,153
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(707,274)	(3,320,407)	(1,012,930)	(7,415,190)	(10,520,893)	(3,940,228)
Distributions of long-term realized gains from other investment companies	40,637	314,901	125,455	1,808,719	2,977,865	1,306,910
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(594,575)	(2,540,802)	(1,533,808)	(19,903,504)	(28,320,154)	(14,529,615)
Net realized and unrealized gain (loss) on investments	(1,261,212)	(5,546,308)	(2,421,283)	(25,509,975)	(35,863,182)	(17,162,933)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,107,113)	$(4,886,817)	$(2,253,666)	$(23,662,369)	$(33,512,133)	$(16,327,780)

THE E-Valuator FUNDS
For the Six Months Ended March 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$154,099	$382,607	$659,491	$1,527,991	$167,617	$256,484
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	(666,637)	(172,324)	(3,005,506)	(276,008)	(887,475)	(387,036)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(594,575)	275,727	(2,540,802)	743,048	(1,533,808)	364,793
Increase (decrease) in net assets from operations	(1,107,113)	486,010	(4,886,817)	1,995,031	(2,253,666)	234,241
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(192,250)	(395,365)	(1,680,618)	(2,765,863)	(178,035)	(702,009)
R4 Class	(194,163)	(199,956)	(439,431)	(645,354)	(13,676)	(59,356)
Decrease in net assets from distributions	(386,413)	(595,321)	(2,120,049)	(3,411,217)	(191,711)	(761,365)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	2,789,135	3,175,061	3,842,868	13,758,691	5,606,572	4,014,813
R4 Class	622,992	3,866,193	1,534,638	2,292,498	1,012,297	902,259
Distributions reinvested
Service Class	192,250	395,366	1,680,618	2,765,863	177,935	701,974
R4 Class	194,163	199,955	439,431	645,355	13,676	59,356
Shares redeemed
Service Class	(842,107)	(7,630,007)	(6,044,657)	(17,685,581)	(1,088,861)	(3,841,624)
R4 Class	(1,523,704)	(1,161,251)	(1,897,237)	(2,082,205)	(459,049)	(1,065,685)
Increase (decrease) in net assets from capital stock transactions	1,432,729	(1,154,683)	(444,339)	(305,379)	5,262,570	771,093
NET ASSETS
Increase (decrease) during period	(60,797)	(1,263,994)	(7,451,205)	(1,721,565)	2,817,193	243,969
Beginning of period	14,958,572	16,222,566	58,125,498	59,847,063	13,974,196	13,730,227
End of period	$14,897,775	$14,958,572	$50,674,293	$58,125,498	$16,791,389	$13,974,196

THE E-Valuator FUNDS

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets - continued

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99% RMS Fund
	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019	For the six months ended March 31, 2020 (unaudited)	For the year ended September 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,847,606	$3,212,103	$2,351,049	$3,764,707	$835,153	$1,071,459
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	(5,606,471)	(1,379,217)	(7,543,028)	(4,705,894)	(2,633,318)	(2,328,309)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(19,903,504)	(600,637)	(28,320,154)	(1,820,521)	(14,529,615)	(823,217)
Increase (decrease) in net assets from operations	(23,662,369)	1,232,249	(33,512,133)	(2,761,708)	(16,327,780)	(2,080,067)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(3,800,792)	(11,884,259)	(3,136,540)	(18,765,468)	(872,850)	(5,010,392)
R4 Class	(732,068)	(2,060,763)	(293,244)	(1,912,874)	(77,452)	(680,681)
Decrease in net assets from distributions	(4,532,860)	(13,945,022)	(3,429,784)	(20,678,342)	(950,302)	(5,691,073)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	11,056,561	25,783,719	17,926,489	28,715,849	16,384,154	22,268,028
R4 Class	3,894,061	7,368,313	1,808,418	6,997,005	725,825	2,680,126
Distributions reinvested
Service Class	3,800,704	11,884,196	3,135,516	18,765,370	872,814	5,010,359
R4 Class	732,068	2,060,763	293,244	1,912,874	77,452	680,680
Shares redeemed
Service Class	(17,440,399)	(33,253,167)	(21,456,852)	(46,102,198)	(6,865,554)	(16,830,312)
R4 Class	(2,846,849)	(5,481,217)	(2,140,161)	(4,257,472)	(1,282,697)	(3,646,499)
Increase (decrease) in net assets from capital stock transactions	(803,854)	8,362,607	(433,346)	6,031,428	9,911,994	10,162,382
NET ASSETS
Increase (decrease) during period	(28,999,083)	(4,350,166)	(37,375,263)	(17,408,622)	(7,366,088)	2,391,242
Beginning of period	173,970,627	178,320,793	231,965,105	249,373,727	91,803,602	89,412,360
End of period	$144,971,544	$173,970,627	$194,589,842	$231,965,105	$84,437,514	$91,803,602

THE E-Valuator FUNDS

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.39		$10.51	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.27	0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	(0.83)		0.11	0.01	0.26	0.12
Total from investment activities	(0.72)		0.38	0.30	0.48	0.15

Distributions
Net investment income	(0.31)		(0.39)	(0.26)	(0.07)	—
Net realized gain	—		(0.11)	(0.08)	(0.01)	—
Total distributions	(0.31)		(0.50)	(0.34)	(0.08)	—

Net asset value, end of period	$9.36		$10.39	$10.51	$10.55	$10.15

Total Return	(7.20%	)***	4.02%	2.84%	4.73%	1.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.97%	**	0.93%	0.90%	0.89%	0.84%	**
Expenses net of fee waiver	0.80%	**	0.80%	0.80%	0.80%	0.68%	**
Net investment income (loss)(C)	2.21%	**	2.69%	2.78%	2.14%	0.94%	**
Portfolio turnover rate	186.84%	***	319.48%	389.21%	189.64%	12.66%	***
Net assets, end of period (000’s)	$7,579		$6,156	$10,420	$11,693	$8,834

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.49		$10.48	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.24	0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	(0.86)		0.14	0.00	0.27	0.11
Total from investment activities	(0.76)		0.38	0.27	0.46	0.13

Distributions
Net investment income	(0.24)		(0.26)	(0.24)	(0.05)	—
Net realized gain	—		(0.11)	(0.08)	(0.01)	—
Total distributions	(0.24)		(0.37)	(0.32)	(0.06)	—

Net asset value, end of period	$9.49		$10.49	$10.48	$10.53	$10.13

Total Return	(7.38%	)***	3.92%	2.58%	4.53%	1.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.21%	**	1.17%	1.17%	1.14%	1.09%	**
Expenses net of fee waiver	1.05%	**	1.05%	1.05%	1.05%	0.93%	**
Net investment income (loss)(C)	1.94%	**	2.40%	2.62%	1.89%	0.69%	**
Portfolio turnover rate	186.84%	***	319.48%	389.21%	189.64%	12.66%	***
Net assets, end of period (000’s)	$7,318		$8,802	$5,802	$2,608	$7,078

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.60		$10.91	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.28	0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	(0.99)		0.06	0.30	0.45	0.20
Total from investment activities	(0.87)		0.34	0.59	0.70	0.25

Distributions
Net investment income	(0.38)		(0.33)	(0.30)	(0.09)	—
Net realized gain	(0.01)		(0.32)	(0.22)	(0.02)	—
Total distributions	(0.39)		(0.65)	(0.52)	(0.11)	—

Net asset value, end of period	$9.34		$10.60	$10.91	$10.84	$10.25

Total Return	(8.54%	)***	3.81%	5.57%	6.83%	2.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.81%	**	0.76%	0.71%	0.73%	0.80%	**
Expenses net of fee waiver	0.74%	**	0.69%	0.64%	0.64%	0.64%	**
Net investment income (loss)(C)	2.34%	**	2.74%	2.68%	2.37%	1.54%	**
Portfolio turnover rate	198.33%	***	353.91%	321.58%	142.99%	10.57%	***
Net assets, end of period (000’s)	$39,526		$45,488	$47,832	$44,436	$23,476

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.64		$10.91	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.25	0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	(1.01)		0.08	0.30	0.45	0.19
Total from investment activities	(0.90)		0.33	0.57	0.66	0.24

Distributions
Net investment income	(0.35)		(0.28)	(0.26)	(0.06)	—
Net realized gain	(0.01)		(0.32)	(0.22)	(0.02)	—
Total distributions	(0.36)		(0.60)	(0.48)	(0.08)	—

Net asset value, end of period	$9.38		$10.64	$10.91	$10.82	$10.24

Total Return	(8.80%	)***	3.66%	5.34%	6.47%	2.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.06%	**	1.01%	0.97%	1.09%	1.05%	**
Expenses net of fee waiver	0.99%	**	0.94%	0.90%	1.00%	0.89%	**
Net investment income (loss)(C)	2.10%	**	2.47%	2.44%	2.01%	1.29%	**
Portfolio turnover rate	198.33%	***	353.91%	321.58%	142.99%	10.57%	***
Net assets, end of period (000’s)	$11,148		$12,638	$12,016	$9,474	$25,671

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.15		$10.61	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.20	0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments(^)	(1.28)		0.01	0.25	0.58	0.20
Total from investment activities	(1.17)		0.21	0.40	0.87	0.28

Distributions
Net investment income	(0.13)		(0.12)	(0.38)	(0.11)	—
Net realized gain	—		(0.55)	(0.42)	(0.03)	—
Total distributions	(0.13)		(0.67)	(0.80)	(0.14)	—

Net asset value, end of period	$8.85		$10.15	$10.61	$11.01	$10.28

Total Return	(11.66%	)***	2.77%	3.66%	8.64%	2.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.97%	**	0.97%	0.81%	0.87%	0.88%	**
Expenses net of fee waiver	0.80%	**	0.80%	0.73%	0.80%	0.72%	**
Net investment income (loss)(C)	2.15%	**	2.07%	1.43%	2.74%	2.17%	**
Portfolio turnover rate	181.44%	***	328.96%	236.79%	158.01%	2.07%	***
Net assets, end of period (000’s)	$15,487		$13,059	$12,684	$14,291	$5,764

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.27		$10.70	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.17	0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments(^)	(1.26)		0.03	0.28	0.59	0.19
Total from investment activities	(1.16)		0.20	0.40	0.85	0.26

Distributions
Net investment income	(0.12)		(0.08)	(0.31)	(0.05)	—
Net realized gain	—		(0.55)	(0.42)	(0.03)	—
Total distributions	(0.12)		(0.63)	(0.73)	(0.08)	—

Net asset value, end of period	$8.99		$10.27	$10.70	$11.03	$10.26

Total Return	(11.44%	)***	2.58%	3.56%	8.33%	2.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.23%	**	1.22%	1.09%	1.25%	1.13%	**
Expenses net of fee waiver	1.05%	**	1.05%	1.01%	1.05%	0.97%	**
Net investment income (loss)(C)	1.94%	**	1.75%	1.14%	2.49%	1.92%	**
Portfolio turnover rate	181.44%	***	328.96%	236.79%	158.01%	2.07%	***
Net assets, end of period (000’s)	$1,304		$915	$1,046	$1,625	$8,192

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.76		$11.75	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.20	0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments(^)	(1.56)		(0.22)	0.86	1.05	0.30
Total from investment activities	(1.44)		(0.02)	1.06	1.25	0.37

Distributions
Net investment income	(0.29)		(0.24)	(0.22)	(0.08)	—
Net realized gain	—		(0.73)	(0.61)	(0.02)	—
Total distributions	(0.29)		(0.97)	(0.83)	(0.10)	—

Net asset value, end of period	$9.03		$10.76	$11.75	$11.52	$10.37

Total Return	(13.87%	)***	1.09%	9.61%	12.15%	3.70%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.77%	**	0.70%	0.67%	0.68%	0.78%	**
Expenses net of fee waiver	0.70%	**	0.63%	0.59%	0.59%	0.62%	**
Net investment income (loss)(C)	2.17%	**	1.95%	1.75%	1.88%	1.99%	**
Portfolio turnover rate	199.99%	***	315.77%	302.71%	137.57%	12.39%	***
Net assets, end of period (000’s)	$119,475		$145,402	$151,866	$133,156	$56,321

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.78		$11.74	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.18	0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments(^)	(1.56)		(0.21)	0.84	1.06	0.30
Total from investment activities	(1.46)		(0.03)	1.02	1.21	0.36

Distributions
Net investment income	(0.28)		(0.20)	(0.17)	(0.05)	—
Net realized gain	—		(0.73)	(0.61)	(0.02)	—
Total distributions	(0.28)		(0.93)	(0.78)	(0.07)	—

Net asset value, end of period	$9.04		$10.78	$11.74	$11.50	$10.36

Total Return	(14.00%	)***	0.95%	9.28%	11.78%	3.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.02%	**	0.95%	0.94%	1.06%	1.03%	**
Expenses net of fee waiver	0.95%	**	0.88%	0.86%	0.97%	0.87%	**
Net investment income (loss)(C)	1.93%	**	1.67%	1.52%	1.50%	1.74%	**
Portfolio turnover rate	199.99%	***	315.77%	302.71%	137.57%	12.39%	***
Net assets, end of period (000’s)	$25,497		$28,568	$26,455	$24,962	$68,443

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.67		$11.95	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.17	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	(1.62)		(0.41)	1.08	1.38	0.38
Total from investment activities	(1.51)		(0.24)	1.24	1.54	0.44

Distributions
Net investment income	(0.16)		(0.19)	(0.20)	(0.06)	—
Net realized gain	—		(0.85)	(0.99)	(0.02)	—
Total distributions	(0.16)		(1.04)	(1.19)	(0.08)	—

Net asset value, end of period	$9.00		$10.67	$11.95	$11.90	$10.44

Total Return	(14.39%	)***	(0.62% )	11.02%	14.89%	4.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.75%	**	0.69%	0.66%	0.68%	0.78%	**
Expenses net of fee waiver	0.68%	**	0.62%	0.58%	0.59%	0.62%	**
Net investment income (loss)(C)	2.04%	**	1.67%	1.34%	1.49%	1.74%	**
Portfolio turnover rate	207.64%	***	312.63%	285.36%	125.32%	14.33%	***
Net assets, end of period (000’s)	$172,590		$206,037	$226,003	$193,831	$84,635

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$10.70		$11.98	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.14	0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	(1.61)		(0.42)	1.09	1.39	0.38
Total from investment activities	(1.51)		(0.28)	1.22	1.51	0.43

Distributions
Net investment income	(0.12)		(0.15)	(0.14)	(0.03)	—
Net realized gain	—		(0.85)	(0.99)	(0.02)	—
Total distributions	(0.12)		(1.00)	(1.13)	(0.05)	—

Net asset value, end of period	$9.07		$10.70	$11.98	$11.89	$10.43

Total Return	(14.31%	)***	(0.95% )	10.78%	14.54%	4.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.00%	**	0.96%	0.93%	1.05%	1.03%	**
Expenses net of fee waiver	0.93%	**	0.89%	0.86%	0.96%	0.87%	**
Net investment income (loss)(C)	1.80%	**	1.37%	1.09%	1.12%	1.49%	**
Portfolio turnover rate	207.64%	***	312.63%	285.36%	125.32%	14.33%	***
Net assets, end of period (000’s)	$22,000		$25,928	$23,370	$20,799	$93,317

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$11.08		$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	(1.84)		(0.56)	1.22	1.59	0.43
Total from investment activities	(1.74)		(0.42)	1.33	1.71	0.48

Distributions
Net investment income	(0.05)		(0.13)	(0.16)	(0.05)	—
Net realized gain	(0.06)		(0.67)	(0.99)	(0.02)	—
Total distributions	(0.11)		(0.80)	(1.15)	(0.07)	—

Net asset value, end of period	$9.23		$11.08	$12.30	$12.12	$10.48

Total Return	(15.97%	)***	(2.27% )	11.51%	16.40%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.78%	**	0.72%	0.69%	0.71%	0.81%	**
Expenses net of fee waiver	0.71%	**	0.65%	0.61%	0.62%	0.65%	**
Net investment income (loss)(C)	1.74%	**	1.27%	0.93%	1.07%	1.48%	**
Portfolio turnover rate	210.74%	***	281.73%	298.25%	144.83%	10.24%	***
Net assets, end of period (000’s)	$76,884		$82,222	$78,594	$56,415	$12,459

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2020 (unaudited)		For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$11.09		$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.08		0.11	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	(1.84)		(0.55)	1.21	1.59	0.44
Total from investment activities	(1.76)		(0.44)	1.29	1.67	0.48

Distributions
Net investment income	(0.03)		(0.10)	(0.12)	(0.01)	—
Net realized gain	(0.06)		(0.67)	(0.99)	(0.02)	—
Total distributions	(0.09)		(0.77)	(1.11)	(0.03)	—

Net asset value, end of period	$9.24		$11.09	$12.30	$12.12	$10.48

Total Return	(16.15%	)***	(2.47% )	11.12%	16.01%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.03%	**	0.98%	0.95%	1.07%	1.06%	**
Expenses net of fee waiver	0.96%	**	0.91%	0.87%	0.98%	0.90%	**
Net investment income (loss)(C)	1.49%	**	1.03%	0.70%	0.70%	1.23%	**
Portfolio turnover rate	210.74%	***	281.73%	298.25%	144.83%	10.24%	***
Net assets, end of period (000’s)	$7,553		$9,582	$10,818	$7,428	$25,427

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial StatementsMarch 31, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal
Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.
Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.
Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.
Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.
Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Board of Trustees of the Trust. Fair value pricing may be used, for example, when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$6,449,028	$—	$—	$6,449,028
Mutual Funds	8,236,795	—	—	8,236,795
Money Market Funds	160,850	—	—	160,850
	$14,846,673	$—	$—	$14,846,673
Conservative Fund
Exchange Traded Funds	$22,786,222	$—	$—	$22,786,222
Mutual Funds	28,135,384	—	—	28,135,384
	$50,921,606	$—	$—	$50,921,606

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Conservative/Moderate Fund
Exchange Traded Funds	$7,023,441	$—	$—	$7,023,441
Mutual Funds	9,633,457	$—	$—	9,633,457
	$16,656,898	$—	$—	$16,656,898

Moderate Fund
Exchange Traded Funds	$65,259,097	$—	$—	$65,259,097
Mutual Funds	80,696,407	—	—	80,696,407
	$145,955,504	$—	$—	$145,955,504

Growth Fund
Exchange Traded Funds	$80,883,959	$—	$—	$80,883,959
Mutual Funds	115,955,532	—	—	115,955,532
	$196,839,491	$—	$—	$196,839,491

Aggressive Growth Fund
Exchange Traded Funds	$32,292,178	$—	$—	$32,292,178
Mutual Funds	49,949,239	—	—	49,949,239
Money Market Funds	494,424	—	—	494,424
	$82,735,841	$—	$—	$82,735,841

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of March 31, 2020, there were no such reclassifications.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Adviser receives an investment management fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2021.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

For the six months ended March 31, 2020, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$33,658	$(12,353)	$21,305
Conservative	129,585	(20,158)	109,427
Conservative/Moderate	35,371	(13,846)	21,525
Moderate	390,124	(60,686)	329,438
Growth	524,699	(81,620)	443,079
Aggressive Growth	218,806	(34,036)	184,770
	$1,332,243	$(222,699)	$1,109,544

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2021. For the six months ended March 31, 2020, the Adviser has elected to forego the recoupment of such waivers, as applicable.

The total amounts of recoverable reimbursements for the Funds as of March 31, 2020 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	Total
Very Conservative	$4,596	$8,763	$7,117	$20,476
Conservative	—	—	—	—
Conservative/Moderate	—	12,903	8,344	21,247
Moderate	—	—	—	—
Growth	—	—	—	—
Aggressive Growth	—	—	—	—

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class and Service Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

For the six months ended March 31, 2020, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$10,367
Very Conservative	Service	Shareholder servicing	524
Very Conservative	R4	Shareholder servicing	8
Conservative	R4	12b-1	16,080
Conservative	Service	Shareholder servicing	1,813
Conservative	R4	Shareholder servicing	574
Conservative/Moderate	R4	12b-1	1,540
Conservative/Moderate	Service	Shareholder servicing	608
Conservative/Moderate	R4	Shareholder servicing	123
Moderate	R4	12b-1	36,324
Moderate	Service	Shareholder servicing	4,457
Moderate	R4	Shareholder servicing	506
Growth	R4	12b-1	32,871
Growth	Service	Shareholder servicing	3,268
Growth	R4	Shareholder servicing	475
Aggressive Growth	R4	12b-1	12,164
Aggressive Growth	Service	Shareholder servicing	2,587
Aggressive Growth	R4	Shareholder servicing	323

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2020, the following fees were paid monthly by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Very Conservative	$3,282	$1,228	$1,992
Conservative	12,966	4,222	8,076
Conservative/Moderate	3,308	1,439	2,119
Moderate	39,136	13,409	24,366
Growth	52,451	17,953	36,806
Aggressive Growth	21,687	7,435	16,311
	$132,830	$45,686	$89,670

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2020, were as follows:

Fund	Purchases	Sales
Very Conservative	$28,856,486	$27,588,987
Conservative	111,406,832	111,207,670
Conservative/Moderate	34,029,542	28,554,841
Moderate	339,753,456	337,764,822
Growth	478,266,316	470,737,137
Aggressive Growth	207,919,405	197,047,892

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:

Six months ended March 31, 2020 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$386,413	$2,071,802	$191,711	$4,532,860	$3,429,784	$426,282
Realized gains	—	48,247	—	—	—	524,020
	$386,413	$2,120,049	$191,711	$4,532,860	$3,429,784	$950,302

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Year ended September 30, 2019
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$453,157	$1,712,560	$467,934	$6,022,760	$7,810,306	$3,269,141
Realized gains	142,164	1,698,657	293,431	7,922,262	12,868,036	2,421,932
	$595,321	$3,411,217	$761,365	$13,945,022	$20,678,342	$5,691,073

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six months ended March 31, 2020 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Accumulated net investment income	$10,578	$(539,463)	$151,709	$(896,632)	$868,237	$841,558
Accumulated net realized gain (loss)	(917,326)	(3,447,665)	(1,290,833)	(7,218,775)	(12,479,908)	(5,569,270)
Net unrealized appreciation (depreciation) on investments	(77,684)	69,337	(993,454)	(10,192,229)	(14,177,330)	(9,572,675)
	$(984,432)	$(3,917,791)	$(2,132,578)	$(18,307,636)	$(25,789,001)	$(14,300,387)

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Very Conservative	$14,924,357	$425,306	$(502,990)	$(77,684)
Conservative	50,852,269	2,193,757	(2,124,420)	69,337
Conservative/Moderate	17,650,352	336,461	(1,329,915)	(993,454)
Moderate	156,147,733	4,532,432	(14,724,661)	(10,192,229)
Growth	211,016,821	8,320,613	(22,497,943)	(14,177,330)
Aggressive Growth	92,308,516	2,979,212	(12,551,887)	(9,572,675)

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Very Conservative Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	283,610	60,349
Shares reinvested	18,848	18,734
Shares redeemed	(84,979)	(147,384)
Net increase (decrease)	217,479	(68,301)

Very Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	315,463	379,971
Shares reinvested	41,442	20,742
Shares redeemed	(755,696)	(114,685)
Net increase (decrease)	(398,791)	286,028

Conservative Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	372,170	145,668
Shares reinvested	160,513	41,708
Shares redeemed	(592,612)	(186,978)
Net increase (decrease)	(59,929)	398

Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	1,349,864	222,885
Shares reinvested	292,684	67,932
Shares redeemed	(1,736,556)	(204,056)
Net increase (decrease)	(94,008)	86,761

Conservative/Moderate Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	556,530	98,798
Shares reinvested	17,530	1,329
Shares redeemed	(110,857)	(44,252)
Net increase (decrease)	463,203	55,875

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Conservative/Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	404,839	89,585
Shares reinvested	78,433	6,544
Shares redeemed	(392,100)	(104,734)
Net increase (decrease)	91,172	(8,605)

Moderate Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	1,040,625	369,018
Shares reinvested	347,811	66,733
Shares redeemed	(1,672,297)	(266,650)
Net increase (decrease)	(283,861)	169,101

Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,484,904	694,443
Shares reinvested	1,277,870	220,875
Shares redeemed	(3,183,875)	(518,183)
Net increase (decrease)	578,899	397,135

Growth Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	1,677,334	170,939
Shares reinvested	285,260	26,488
Shares redeemed	(2,089,483)	(192,729)
Net increase (decrease)	(126,889)	4,698

Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,785,575	663,630
Shares reinvested	2,048,621	207,695
Shares redeemed	(4,434,027)	(400,115)
Net increase (decrease)	400,169	471,210

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2020 (unaudited)

Aggressive Growth Fund
Six months ended March 31, 2020 (unaudited)	Service Class	R4 Class
Shares sold	1,490,896	62,552
Shares reinvested	74,992	6,610
Shares redeemed	(644,956)	(115,262)
Net increase (decrease)	920,932	(46,100)

Aggressive Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,080,767	250,030
Shares reinvested	528,519	71,651
Shares redeemed	(1,578,060)	(336,634)
Net increase (decrease)	1,031,226	(14,953)

NOTE 6 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Effective May 5, 2020, UMB Bank, N.A. (the “Custodian”), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, replaced Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the custodian of the Funds’ assets.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2019 and held for the six months ended March 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Annualized Expense Ratio	Expenses Paid During Period Ended* (3/31/20)
Very Conservative
Service Class Actual	$1,000.00	$928.01	0.80%	$3.86
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.04
R4 Class Actual	$1,000.00	$926.16	1.05%	$5.06
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Conservative
Service Class Actual	$1,000.00	$914.58	0.74%	$3.54
Service Class Hypothetical**	$1,000.00	$1,021.30	0.74%	$3.74
R4 Class Actual	$1,000.00	$912.04	0.99%	$4.72
R4 Class Hypothetical**	$1,000.00	$1,020.06	0.99%	$4.99
Conservative/Moderate
Service Class Actual	$1,000.00	$883.36	0.80%	$3.77
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.04
R4 Class Actual	$1,000.00	$885.56	1.05%	$4.95
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Moderate
Service Class Actual	$1,000.00	$861.33	0.70%	$3.25
Service Class Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.53
R4 Class Actual	$1,000.00	$859.97	0.95%	$4.41
R4 Class Hypothetical**	$1,000.00	$1,020.26	0.95%	$4.79
Growth
Service Class Actual	$1,000.00	$856.12	0.68%	$3.16
Service Class Hypothetical**	$1,000.00	$1,021.60	0.68%	$3.44
R4 Class Actual	$1,000.00	$856.94	0.93%	$4.32
R4 Class Hypothetical**	$1,000.00	$1,020.35	0.93%	$4.70
Aggressive Growth
Service Class Actual	$1,000.00	$840.31	0.71%	$3.27
Service Class Hypothetical**	$1,000.00	$1,021.45	0.71%	$3.59
R4 Class Actual	$1,000.00	$838.50	0.96%	$4.41
R4 Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$4.85

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: June 5, 2020

By (Signature and Title)*:	/s/ Ann MacDonald

Ann MacDonald
Principal Financial Officer

Date: June 5, 2020

* Print the name and title of each signing officer under his or her signature.